Income Taxes - Additional Information (Details) $ in Thousands	6 Months Ended
Dec. 31, 2020 USD ($)
Operating loss carryforwards
Valuation allowance	$ 153
Federal
Operating loss carryforwards
NOL carryforwards	300
Interest carry forwards disallowed	204,100
State and local
Operating loss carryforwards
NOL carryforwards	400
Marked-to-market
Operating loss carryforwards
Valuation allowance	2,600
Valuation allowance written off to additional paid-in capital	$ 2,400